SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 101.4%

Communication Services – 3.5%
Entertainment - 1.0%
IMAX Corporation [1,2,3]	192,945	$6,318,949
Interactive Media & Services - 1.7%
DHI Group [3]	535,648	1,489,102
QuinStreet [3]	291,730	4,513,063
Vimeo [3]	550,824	4,268,886
		10,271,051
Media - 0.8%
Magnite [3]	228,266	4,971,633
Total		21,561,633

Consumer Discretionary – 9.7%
Automobile Components - 0.4%
Stoneridge [3]	369,672	2,816,901
Diversified Consumer Services - 1.8%
Legacy Education [3]	485,483	4,646,072
Universal Technical Institute [2,3]	194,500	6,330,975
		10,977,047
Hotels, Restaurants & Leisure - 1.4%
Century Casinos [3]	322,500	841,725
Denny’s Corporation [3]	481,224	2,516,802
Lindblad Expeditions Holdings [3]	433,849	5,553,267
		8,911,794
Household Durables - 1.1%
Legacy Housing [2,3]	184,097	5,064,509
LGI Homes [3]	33,068	1,709,946
		6,774,455
Leisure Products - 1.2%
American Outdoor Brands [3]	498,306	4,325,296
MasterCraft Boat Holdings [3]	140,085	3,006,224
		7,331,520
Specialty Retail - 3.2%
Bed Bath & Beyond [3]	416,623	4,078,739
Citi Trends [1,2,3]	150,648	4,674,607
J.Jill	61,624	1,056,852
OneWater Marine Cl. A [3]	213,125	3,375,900
RealReal [3]	477,716	5,078,121
Shoe Carnival	77,715	1,615,695
		19,879,914
Textiles, Apparel & Luxury Goods - 0.6%
Lakeland Industries	201,078	2,975,954
Vera Bradley [3]	314,969	633,088
		3,609,042
Total		60,300,673

Consumer Staples – 0.9%
Food Products - 0.9%
Seneca Foods Cl. A [2,3]	51,096	5,515,302
Total		5,515,302

Energy – 4.9%
Energy Equipment & Services - 3.6%
Natural Gas Services Group	147,939	4,140,813
NPK International [3]	671,635	7,596,192
Pason Systems	478,586	4,154,142
Ranger Energy Services Cl. A	187,189	2,628,133
Select Water Solutions Cl. A	381,368	4,076,824
		22,596,104
Oil, Gas & Consumable Fuels - 1.3%
Dorchester Minerals L.P. [2]	59,481	1,539,963
Navigator Holdings	142,581	2,208,580
Riley Exploration Permian [2]	83,633	2,267,291
SandRidge Energy	202,630	2,285,666
		8,301,500
Total		30,897,604

Financials – 15.4%
Banks - 7.5%
BayCom Corp. [2]	134,503	3,866,961
Chain Bridge Bancorp Cl. A [2,3]	113,584	3,717,604
Citizens Bancshares [4]	22,699	1,044,154
Coastal Financial [1,2,3]	37,911	4,100,833
Esquire Financial Holdings	29,572	3,017,971
First Foundation [3]	464,455	2,587,014
First National Bank Alaska [4]	5,712	1,536,528
HBT Financial [2]	150,862	3,801,722
Hingham Institution for Savings [2]	13,515	3,564,987
HomeTrust Bancshares [2]	87,260	3,572,424
Investar Holding	110,540	2,565,633
Katahdin Bankshares [4]	24,917	660,301
Midway Investments [3,5]	735,647	0
Northeast Bank [2]	41,840	4,190,694
United Bancorporation of Alabama [4]	21,055	1,172,342
Unity Bancorp [2]	34,188	1,670,768
Virginia National Bankshares	26,718	1,036,926
West Coast Community Bancorp [4]	12,384	525,082
Western New England Bancorp	317,810	3,816,898
		46,448,842
Capital Markets - 5.0%
Canaccord Genuity Group	636,067	4,908,644
Oppenheimer Holdings Cl. A [2]	66,210	4,893,581
OTC Markets Group [4]	63,527	3,367,566
Perella Weinberg Partners Cl. A	140,676	2,999,212
Silvercrest Asset Management Group Cl. A	224,021	3,528,331
Sprott	88,652	7,368,238
Tel Aviv Stock Exchange	128,000	2,952,092
Westaim Corporation (The) [3]	71,333	1,472,586
		31,490,250
Consumer Finance - 1.1%
EZCORP Cl. A [3]	358,959	6,834,579
Financial Services - 0.9%
Cass Information Systems [2]	38,643	1,519,829
Repay Holdings Cl. A [3]	760,904	3,979,528
		5,499,357
Insurance - 0.9%
International General Insurance Holdings [2]	238,738	5,538,722
Total		95,811,750

Health Care – 10.8%
Biotechnology - 1.7%
Absci Corporation [3]	733,990	2,231,330
CareDx [3]	235,251	3,420,549
ORIC Pharmaceuticals [3]	418,692	5,024,304
		10,676,183
Health Care Equipment & Supplies - 3.4%
Alphatec Holdings [3]	233,625	3,396,907
Apyx Medical [3]	382,361	818,253
Artivion [1,2,3]	136,448	5,777,208
Establishment Labs Holdings [1,2,3]	145,389	5,959,495
Inogen [3]	347,645	2,840,260
Profound Medical [3]	502,859	2,457,025
		21,249,148
Health Care Providers & Services - 1.3%
AMN Healthcare Services [1,2,3]	225,544	4,366,532
GeneDx Holdings Cl. A [2,3]	31,567	3,401,028
		7,767,560
Health Care Technology - 0.5%
Simulations Plus [1,2,3]	209,410	3,155,809
Life Sciences Tools & Services - 2.6%
BioLife Solutions [2,3]	208,723	5,324,524
Cytek Biosciences [3]	1,034,423	3,589,448
Maravai LifeSciences Holdings Cl. A [3]	1,053,532	3,023,637
Mesa Laboratories [2]	28,512	1,910,589
Standard BioTools [3]	1,856,911	2,413,984
		16,262,182
Pharmaceuticals - 1.3%
Esperion Therapeutics [3]	856,939	2,270,888
Harrow [1,2,3]	127,000	6,118,860
		8,389,748
Total		67,500,630

Industrials – 27.8%
Aerospace & Defense - 2.1%
Astronics Corporation [2,3]	149,414	6,814,773
CPI Aerostructures [3]	216,300	545,076
Park Aerospace	292,345	5,946,297
		13,306,146
Air Freight & Logistics - 0.8%
Forward Air [3]	70,023	1,795,390
Radiant Logistics [3]	493,804	2,913,443
		4,708,833
Building Products - 0.8%
Janus International Group [3]	309,495	3,054,715
Quanex Building Products	144,176	2,050,183
		5,104,898
Commercial Services & Supplies - 4.3%
Acme United [2]	66,045	2,719,733
CECO Environmental [3]	147,419	7,547,853
Civeo Corporation	36,500	839,500
Liquidity Services [2,3]	176,216	4,833,605
Montrose Environmental Group [3]	232,840	6,393,786
VSE Corporation [2]	28,548	4,745,820
		27,080,297
Construction & Engineering - 5.3%
Ameresco Cl. A [3]	198,323	6,659,686
Argan [2]	26,507	7,158,215
Concrete Pumping Holdings	354,372	2,498,323
IES Holdings [2,3]	16,101	6,402,563

Limbach Holdings [1,2,3]	37,141	3,607,134
NWPX Infrastructure [2,3]	128,468	6,799,811
		33,125,732
Electrical Equipment - 3.1%
American Superconductor [1,2,3]	87,351	5,187,776
Hammond Power Solutions Cl. A	38,667	3,430,213
LSI Industries	177,470	4,190,067
Powell Industries [2]	9,033	2,753,349
Preformed Line Products [2]	18,087	3,547,765
		19,109,170
Ground Transportation - 0.9%
Covenant Logistics Group Cl. A	175,033	3,791,215
Universal Logistics Holdings	70,240	1,646,425
		5,437,640
Machinery - 4.9%
Aebi Schmidt Holding	273,159	3,406,293
Energy Recovery [3]	191,036	2,945,775
Graham Corporation [2,3]	118,891	6,527,116
Lindsay Corporation [2]	43,950	6,177,612
Luxfer Holdings	419,931	5,837,041
Perma-Pipe International Holdings [3]	55,796	1,307,300
Titan International [3]	280,233	2,118,561
Wabash National	227,886	2,249,235
		30,568,933
Marine Transportation - 0.4%
Clarkson	52,700	2,601,157
Professional Services - 1.7%
Asure Software [3]	194,651	1,596,138
Forrester Research [3]	58,660	621,796
Heidrick & Struggles International [1,2]	33,074	1,646,093
Kforce	75,031	2,249,429
Resources Connection	387,377	1,956,254
TrueBlue [3]	426,878	2,616,762
		10,686,472
Trading Companies & Distributors - 3.5%
Alta Equipment Group	315,573	2,284,748
Distribution Solutions Group [2,3]	151,857	4,567,859
EVI Industries	242,657	7,670,388
Titan Machinery [3]	170,738	2,858,154
Transcat [2,3]	59,103	4,326,340
		21,707,489
Total		173,436,767

Information Technology – 21.5%
Communications Equipment - 3.7%
ADTRAN Holdings [3]	526,970	4,942,979
Applied Optoelectronics [3]	189,262	4,907,564
Clearfield [2,3]	147,135	5,058,501
Digi International [1,2,3]	138,000	5,031,480
Ribbon Communications [3]	761,590	2,894,042
		22,834,566
Electronic Equipment, Instruments & Components - 7.7%
Arlo Technologies [3]	117,109	1,984,998
Bel Fuse Cl. B [2]	47,576	6,709,168
Climb Global Solutions [2]	40,804	5,502,011
Kraken Robotics [3]	332,211	1,083,738
LightPath Technologies Cl. A [3]	658,593	5,222,642
Luna Innovations [3,4]	762,876	839,164
nLIGHT [3]	230,196	6,820,707
PAR Technology [1,2,3]	80,471	3,185,042
Powerfleet [3]	1,110,217	5,817,537
Richardson Electronics	607,688	5,949,266
Vishay Precision Group [2,3]	156,848	5,026,978
		48,141,251
Semiconductors & Semiconductor Equipment - 7.7%
Alpha and Omega Semiconductor [3]	93,558	2,615,882
Camtek [1,2,3]	64,275	6,752,089
Cohu [3]	258,698	5,259,330
Ichor Holdings [2,3]	334,548	5,861,281
inTEST Corporation [3]	277,013	2,163,471
Kopin Corporation [3]	980,000	2,381,400
Nova [2,3]	21,033	6,723,409
NVE Corporation [2]	50,516	3,297,179
Onto Innovation [1,2,3]	27,766	3,587,922
Penguin Solutions [3]	138,956	3,651,764
Ultra Clean Holdings [3]	204,239	5,565,513
		47,859,240
Software - 2.2%
Alkami Technology [1,2,3]	100,156	2,487,875
Computer Modelling Group	766,796	3,454,632
PROS Holdings [3]	222,769	5,103,638
Similarweb [3]	298,275	2,773,957
		13,820,102
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova [3]	115,860	1,186,406
Total		133,841,565

Materials – 6.0%
Chemicals - 1.7%
Core Molding Technologies [3]	115,776	2,379,197
5N Plus [3]	569,464	6,960,252
LSB Industries [3]	175,601	1,383,736
		10,723,185
Metals & Mining - 4.3%
Alamos Gold Cl. A	165,044	5,752,881
Alphamin Resources	1,267,682	910,887
Altius Minerals	171,100	4,114,908
Ferroglobe	623,310	2,836,060
Major Drilling Group International [3]	799,947	6,690,654
Sandstorm Gold	507,500	6,353,900
		26,659,290
Total		37,382,475

Real Estate – 0.9%
Real Estate Management & Development - 0.9%
Altus Group	73,400	3,134,940
Marcus & Millichap [2]	81,860	2,402,591
Total		5,537,531

TOTAL COMMON STOCKS
(Cost $470,971,169)		631,785,930

INVESTMENT COMPANIES – 1.0%
Financials – 1.0%
Capital Markets - 1.0%
ASA Gold and Precious Metals [2]	136,887	6,269,425
(Cost $2,122,105)		6,269,425

INVESTMENTS AT VALUE
(Cost $473,093,274)	638,055,355

REPURCHASE AGREEMENT – 0.7%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $4,620,671 (collateralized by obligations of U.S. Government Agencies, 3.875% due 5/31/27, valued at $4,712,627)
(Cost $4,620,222)	4,620,222

TOTAL INVESTMENTS – 103.1%
(Cost $477,713,496)	642,675,577

LIABILITIES LESS CASH AND OTHER ASSETS – (3.1)%	(19,502,869)

NET ASSETS – 100.0%	$623,172,708

1 As of September 30, 2025, a portion of these securities, in the aggregate amount of $18,016,853, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.

2 All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2025. Total market value of pledged securities as of September 30, 2025, was $48,592,670.

3 Non-income producing.

4 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

5 A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $478,820,132. As of September 30, 2025, net unrealized appreciation for all securities was $163,855,445, consisting of aggregate gross unrealized appreciation of $205,883,574 and aggregate gross unrealized depreciation of $42,028,129. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Micro-Cap Trust, Inc. (the "Fund"), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund's Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of September 30, 2025. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$622,640,793	$9,145,137	$ 0	$631,785,930
Investment Companies	6,269,425	–	–	6,269,425
Repurchase Agreement	–	4,620,222	–	4,620,222

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2025, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of September 30, 2025, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of September 30, 2025, the Fund had outstanding borrowings of $20,000,000 under the credit agreement. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000. During the nine-month period ended September 30, 2025, the Fund had an average daily loan balance of $12,021,978. As of September 30, 2025, the aggregate value of rehypothecated securities was $18,016,853.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).